Summary of significant accounting policies - Estimated useful lives of intangible assets (Details)	12 Months Ended
Dec. 31, 2020
Software | Maximum
Finite-Lived Intangible Asset, Useful Life	10 years
Software | Minimum
Finite-Lived Intangible Asset, Useful Life	5 years
Land use right
Finite-Lived Intangible Asset, Useful Life	50 years
Patents
Finite-Lived Intangible Asset, Useful Life	10 years